Cost of Sale	12 Months Ended
Dec. 31, 2024
Cost of Sale [Abstract]
COST OF SALE
17	COST OF SALE

	As of December 31, 2022	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	RM	Convenience Translation USD
Material Cost	31,235,746	54,245,611	27,348,569	6,110,729
Construction Cost	18,418,808	65,513,217	47,319,827	10,573,081
Staff Cost	2,167,536	3,620,080	4,482,351	1,001,531
Logistic Cost	918,430	1,287,926	1,382,209	308,839
Tools & Machinery	142,452	498,672	242,645	54,216
Miscellaneous	1,667,629	5,014,568	2,910,139	650,238
Depreciation	274,499	20,952	416,378	93,035
Total cost of sale	54,825,100	130,201,026	84,102,118	18,791,669

The cost of sale incurred pertaining to revenue derived from related party is amounting to RM 4,973,983 (USD 1,111,380) (December 31, 2023: RM 3,921,036).

Included in Cost of Sale of the Group is liquidated ascertained damages charged to subcontractors amounting to RM 959,666 (USD 214,426) (December 31, 2023:  RM 408,980).